Share Capital and Capital reserve - Narrative (Details)			1 Months Ended		3 Months Ended									5 Months Ended		6 Months Ended
	Nov. 06, 2023 USD ($)	Aug. 05, 2021 USD ($)	Aug. 05, 2024 EUR (€) shares	Aug. 05, 2024 USD ($) shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Other reserves						€ (12,100,000)										€ (12,100,000)				€ (24,600,000)
Purchase of treasury shares | $	$ 500	$ 500,000,000
Payments to acquire or redeem entity's shares																19,200,000		€ 52,600,000
Dividends paid, ordinary shares per share | $ / shares									$ 0.15
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares					$ 0.15		$ 0.15
Dividends paid, ordinary shares						22,800,000	$ 24,400,000	€ 22,300,000	$ 24,400,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves						(14,800,000)										(14,800,000)				(27,500,000)
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts						€ 2,700,000										€ 2,700,000				€ 2,900,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares															$ 24.5				$ 16.88		$ 16.33	$ 26.23
Transaction costs										€ 0.2				€ 0.1
Number of shares repurchased | shares			861,606	861,606						11,314,705	11,314,705	1,160,547	1,160,547	3,090,082	3,090,082	1,330,697	1,330,697
Payments to acquire or redeem entity's shares			€ 13,600,000	$ 14,600,000						€ 170.9	$ 185	€ 26.8	$ 30.5	€ 67.1	$ 75.8	€ 20.7	$ 22.5
number of shares repurchased, not yet settled | shares																100,000	100,000
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares																			$ 10.00